Fair value measurements - Carrying amount and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Carrying amount of derivative financial assets	$ 1,683	$ 1,585
Net carrying amount	(647,470)	(270,609)
Net fair value	(669,907)	(281,283)
Transfers of assets from level 1 to level 2	0	0
Transfers of assets from level 2 to level 1	0	0
Transfers of liabilities from level 1 to level 2	0	0
Transfers of liabilities from level 2 to level 1	0	0
Financial debt
Fair value measurements
Carrying amount of financial liabilities	(649,153)	(272,194)
Fair value of financial liabilities	(671,590)	(282,868)
Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(671,590)	(282,868)
Derivatives financial instruments
Fair value measurements
Carrying amount of derivative financial assets	1,683	1,585
Fair value of derivative financial assets	1,683	1,585
Interest rate Cap
Fair value measurements
Carrying amount of derivative financial assets	1,683	1,585
Fair value of derivative financial assets	1,683	1,585
Level 2
Fair value measurements
Net fair value	(669,907)	(281,283)
Level 2 | Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(671,590)	(282,868)
Level 2 | Interest rate Cap
Fair value measurements
Fair value of derivative financial assets	$ 1,683	$ 1,585